11. Risks and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Risks and Uncertainties

NOTE 12 – RISKS AND UNCERTAINTIES

Concentration Risk

During the six months ended June 30, 2019, one vendor composed 12% of total purchases. During the three months ended June 30, 2019, this same vendor composed 1% of total purchases and two unrelated vendors composed 10% and 8%, respectively. During the six months ended June 30, 2018, one vendor composed 10% of total purchases. During the three months ended June 30, 2018, one vendor composed 15% of total purchases and two unrelated vendors composed 11% each.

The Company’s primary suppliers of automated fertigation controls represented 7% and 46% of total accounts payable outstanding as of June 30, 2019 and December 31, 2018, respectively.

During the six months ended June 30, 2019, one customer represented 22% of total revenue. During the three months ended June 30, 2019, this same customer represented 16% of total revenue. During the six months ended June 30, 2018, one customer represented 17% of total revenue. During the three months ended June 30, 2018, this same customer represented 27% of total revenue.

NOTE 11 – RISKS AND UNCERTAINTIES

Concentration Risk

During the years ended December 31, 2018, two unrelated vendors composed 18% and 11% of total purchases. During the year ended December 31, 2017, two unrelated vendors composed 21% and 13% of total purchases. See Note 3 for discussion of related party transactions. For the years ended December 31, 2018 and 2017, purchases from Bravo represented 2% and 5% of total purchases, respectively. For the years ended December 31, 2018 and 2017, purchases from Cloud 9 Support LLC, represented 1% and 1% of total purchases, respectively.

The Company’s primary suppliers of automated environmental controls and fertigation represented 46% and 16% of total accounts payable outstanding as of December 31, 2018 and 2017, respectively.

During the year ended December 31, 2018, one customer represented 14% of total revenue. During the year ended December 31, 2017, no customer represented more than 10% of total revenue.